CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (59,108)	$ (21,804)	$ (34,015)	$ (103,596)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,892	2,321	8,589	8,087
Stock-based compensation	2,217	1,259	8,006	5,215
Change in fair value of warrant liability	56,576		(56,417)
Expense related to Common Stock warrants issued		124	1,915	1,038
Loss (gain) on disposal of property and equipment			18	(7)
Gain on investment, related to Make Composites, Inc.	(1)	159		(1,426)
Impairment of capitalized software				444
Amortization (accretion) of discount on investments	406	(22)	75	(1,570)
Amortization of debt financing cost	4	4	19	19
Provision for bad debt	72		377	199
Net increase in accrued interest related to marketable securities	(240)	(124)	(3)	(36)
Deferred tax benefit	(27,921)		(940)
Changes in operating assets and liabilities:
Accounts receivable	(61)	752	(2,370)	(1,664)
Inventory	(2,381)	(3,238)	(1,303)	(1,694)
Prepaid expenses and other current assets	(4,276)	393	901	809
Accounts payable	(3,856)	(989)	(2,637)	(4,455)
Accrued expenses and other current liabilities	(5,247)	(976)	(2,391)	3,272
Customer deposits	(1,234)	285	(845)	152
Deferred revenue	105	(339)	774	(1,693)
Change in right of use assets and lease liabilities, net	(22)	(80)	(328)	(296)
Net cash used in operating activities	(41,129)	(22,434)	(80,575)	(97,202)
Cash flows from investing activities:
Purchases of property and equipment	(262)	(1,004)	(1,429)	(6,867)
Purchase of other investments			(3,000)
Capitalized software				(321)
Purchase of marketable securities	(92,386)	(17,616)	(136,286)	(215,584)
Proceeds from sales and maturities of marketable securities	48,241	49,300	109,016	196,836
Cash paid for asset acquisition, net of cash acquired	(137,646)		(5,284)	(96)
Net cash (used in) provided by investing activities	(182,053)	30,680	(36,983)	(26,032)
Cash flows from financing activities:
Proceeds from Preferred Stock issuances, net of issuance cost				159,644
Proceeds from reverse recapitalization, net of issuance costs			534,597
Proceeds from exercise of stock options	180	132	325	708
Proceeds from PPP loan			5,379
Repayment of PPP loan			(5,379)
Net cash provided by financing activities	157,195	132	534,922	160,352
Net (decrease) increase in cash, cash equivalents, and restricted cash	(65,987)	8,378	417,364	37,118
Cash and cash equivalents at beginning of period	483,525	66,161	66,161	29,043
Restricted cash		612	612	612
Cash, cash equivalents, and restricted cash at end of period	418,176	75,151	484,137	66,773
Supplemental cash flow information:
Interest paid	73	$ 107	322	485
Non-cash investing and financing activities:
Net liabilities assumed from Trine in Business Combination			152,395
Accrued reverse recapitalization transaction costs			1,901
Common Stock issued for acquisitions	159,847		500	3,563
Accrued purchase price for asset acquisition			200
Tax liabilities related to withholdings on Common Stock issued in connection with acquisitions			$ 102
Additions to right of use assets and lease liabilities	364			296
Purchase of property and equipment included in accrued expenses and other current liabilities	$ 50			109
Common Stock forfeited in satisfaction of note receivable				$ 249